Securities Act Registration No. 333-147999

Investment Company Act Registration No. 811-22153

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No. __

Post-Effective Amendment No. 6	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 7	X

 (Check appropriate box or boxes.)

Dunham Funds

(Exact Name of Registrant as Specified in Charter)

10251 Vista Sorrento Parkway, Suite 200
 San Diego, CA 92121

 (Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (858) 964-0500

Jeffrey A. Dunham
Dunham Funds
10251 Vista Sorrento Parkway, Suite 200
 San Diego, CA 92121

 (Name and Address of Agent for Service)

With copy to:

JoAnn Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On September 29, 2008 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing pursuant to Rule 485(b)(1)(iii) is solely for the purpose of extending the effective date for the Registrant's Post-Effective Amendment No. 5, filed on August 20, 2008 pursuant to Rule 485(b) under the Securities Act of 1933, to September 29, 2008.  The Prospectus and Statement of Additional Information in this Post-Effective Amendment No. 6 are identical to those in Post-Effective Amendment Nos. 2, 3,4 and 5.

The Prospectus for the Dunham Monthly Distribution Fund, previously filed on May 9, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 2 (accession number 0000910472-08-000274), is hereby incorporated by reference.

The Statement of Additional Information for the Dunham Monthly Distribution Fund, previously filed on May 9, 2008 to the Registrant’s Registration Statement in Post-Effective  Amendment No. 2 (accession number 0000910472-08-000274), is hereby incorporated by reference.

PART C

OTHER INFORMATION

Item 23. Financial Statements and Exhibits.

(a) Articles of Incorporation. Registrant’s Agreement and Declaration of Trust is incorporated by reference to Exhibit 23(a) to the Registrant’s Statement on Form N-1A filed with the Securities & Exchange Commission (“SEC”) on December 11, 2007.

 (b) By-Laws.  Registrant’s By-Laws are incorporated by reference to Exhibit 23(b) to the Registrant’s Statement on Form N-1A filed with the SEC on December 11, 2007.

 (c) Instruments Defining Rights of Security Holder. Articles III, V and VII of the Registrant’s Agreement and Declaration of Trust define the rights of shareholders .

(d) Investment Advisory Contracts.

(d.1).  Investment Advisory Agreement with Dunham & Associates Investment Counsel, Inc. was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.  Revised Schedule A to be filed by amendment.

(d.2).  Sub-Advisory Agreement with Calamos Advisors LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(d.3).  Sub-Advisory Agreement with C.S. McKee, LP was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(d.4).  Sub-Advisory Agreement with Denver Investment Advisors LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(d.5).  Sub-Advisory Agreement with Neuberger Berman, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(d.6).  Sub-Advisory Agreement with PENN Capital Management, Inc. was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(d.7).  Sub-Advisory Agreement with Pier Capital, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(d.8).  Sub-Advisory Agreement with Rigel Capital Group, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(d.9).  Sub-Advisory Agreement with SCM Advisers LLC was previously filed in Post-Effective Amendment No. 1 on March 4, 2008 and is incorporated herein by reference .

(d.10). Sub-Advisory Agreement with Ten Asset Management, Inc. was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(d.11). Sub-Advisory Agreement with Van Eck Associates Corporation was previously filed in Post-Effective Amendment No. 1 on March 4, 2008 and is incorporated herein by reference.

(d.12). Sub-Advisory Agreement with Westchester Capital Management, Inc. to be filed by subsequent amendment.

(e) Underwriting Contracts. Underwriting Agreement with Dunham & Associates Investment Counsel, Inc. was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(f) Bonus or Profit Sharing Contracts. None.

(g) Assignment and Assumption of Contract and Consent to Assignment of the Custodial Agreement. Global Custodial Services Agreement with Citibank, N.A. was previously filed in Post-Effective Amendment No. 1 on March 4, 2008 and is incorporated herein by reference .

 (h) Other Material Contracts.

(h.1) Registrant’s Administrative Services Agreement with Gemini Fund Services, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(h.2) Registrant’s Fund Accounting Service Agreement with Gemini Fund Services, LLC was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(h.3) Registrant’s Transfer Agency and Service Agreement with Gemini Fund Services, was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(i) Legal Opinion.

Opinion and Consent of Thompson Hine LLP to be filed by subsequent amendment .

(j) Other Opinions.  Consent of auditors to be filed by subsequent amendment .

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements.  Not Applicable.

(m) Rule 12b-1 Plan.

   (m.1).  Class A Distribution Plan and Agreement was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference. Amended Appendix A to be filed by subsequent amendment.

   (m.2).  Class C Distribution Plan and Agreement was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference. Amended Appendix A to be filed by subsequent amendment.

(n) Rule 18f-3 Plan. Rule 18f-3 Plan was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(o) Reserved.

(p) Code of Ethics.

(p.1) Dunham Funds Code of Ethics was previously filed in Post-Effective Amendment No. 1 on March 4, 2008 and is incorporated herein by reference .

(p.2) Dunham & Associates Investment Counsel, Inc. Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.3) Calamos Advisors LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.4) C.S. McKee, LP Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.5) Denver Investment Advisors LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.6) Neuberger Berman, LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.7) PENN Capital Management, Inc. Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.8) Pier Capital, LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.9) Rigel Capital Group, LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.10) SCM Advisers LLC Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.11) Ten Asset Management, Inc. Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.12) Van Eck Associates Corporation Code of Ethics was previously filed in Pre-Effective Amendment No. 1 on February 22, 2008 and is incorporated herein by reference.

(p.13) Westchester Capital Management, Inc. Code of Ethics to be filed by subsequent amendment.

(q) Powers of Attorney.  Power of Attorney of the Registrant, and related certificate, and Powers of Attorney of the Officers and the Trustees of the Registrant were previously filed in Post-Effective Amendment No. 1 on March 4, 2008 and is incorporated herein by reference .

Item 24. Control Persons.  None.

Item 25. Indemnification.

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust which is included.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Indemnification by the Underwriter.

(a)

Dunham & Associates Investment Counsel, Inc. agrees to indemnify, defend and hold the Registrant, its several officers and Board members, and any person who controls the Registrant within the meaning of Section 15 of the Securities Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which the Registrant, its officers or Board members, or any such controlling person, may incur under the Securities Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Registrant, its officers or Board members, or such controlling person results form such claims or demands:

(i)

arising out of or based upon any sales literature, advertisements, information, statements or representations made by Dunham & Associates Investment Counsel, Inc. and unauthorized by the Registrant or any Disqualifying Conduct in connection with the offering and sale of any Shares, or

(ii)

arising out of or based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by Dunham & Associates Investment Counsel, Inc. to the Fund specifically for use in the Registrant’s Registration Statement and used in the answers to any of the items of the Registration Statement or in the corresponding statements made in the Prospectus, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by Dunham & Associates Investment Counsel, Inc. to the Registrant and required to be stated in such answers or necessary to make such information not misleading.

(b)

Dunham & Associates Investment Counsel, Inc.’s agreement to indemnify the Registrant, its officers and Trustees, and any such controlling person, as aforesaid, is expressly conditioned upon Dunham & Associates Investment Counsel, Inc.’s being notified of any action brought against the Registrant, its officers or Trustees, or any such controlling person, such notification to be given by letter, by facsimile or by telegram addressed to Dunham & Associates Investment Counsel, Inc. at its address within a reasonable period of time after the summons or other first legal process shall have been served.

(c)

The failure to notify Dunham & Associates Investment Counsel, Inc. of any such action shall not relieve Dunham & Associates Investment Counsel, Inc. from any liability which its may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of Dunham & Associates Investment Counsel, Inc.’s indemnity agreement.

(d)

Dunham & Associates Investment Counsel, Inc. will be entitled to assume the defense of any suit brought to enforce any such claim, demand or liability, but, in such case, such defense shall be conducted by counsel of good standing chosen by Dunham & Associates Investment Counsel, Inc. and approved by the Registrant, which approval shall not be unreasonably withheld. If Dunham & Associates Investment Counsel, Inc. elects to assume the defense of any such suit and retain counsel of good standing approved by the Registrant the defendant or defendants in such suit shall bear the fees and expenses of any additional counsel retained by any of them; but in the case Dunham & Associates Investment Counsel, Inc. does not elect to assume the defense of any such suit, Dunham & Associates Investment Counsel, Inc. will reimburse the Registrant, the Registrant’s officers and directors, or the controlling person or persons named as defendant or defendants in such suit, for the reasonable fees and expenses of any counsel retained by the Registrant or them.

Dunham & Associates Investment Counsel, Inc. indemnification agreement contained in this Section and Dunham & Associates Investment Counsel, Inc. representations and warranties in the Underwriting Agreement shall remain operative and in full force and effect regardless of any investigation made by Dunham & Associates Investment Counsel, Inc. or on behalf of Dunham & Associates Investment Counsel, Inc., its officers and directors, or any controlling person, and shall survive the delivery of any Shares. This agreement of indemnity will inure exclusively to the Funds’ benefit, to the benefit of the Funds’ officers and Trustees, and their respective estates, and to the benefit of any controlling persons and their successors. Dunham & Associates Investment Counsel, Inc. agrees promptly to notify the Funds of the commencement of any litigation or proceedings against Dunham & Associates Investment Counsel, Inc. or any of its officers or directors in connection with the issue and sale of Shares.

Sub-Advisory Agreements.

Each sub-advisory agreement indicates that the sub-adviser shall indemnify the Dunham & Associates Investment Counsel, Inc., the Registrant and each respective Fund, and their respective affiliates and controlling persons for any liability and expenses, including reasonable attorneys’ fees, which Dunham & Associates Investment Counsel, Inc., the Registrant or a Fund and their respective affiliates and controlling persons may sustain as a result of the respective sub-adviser’s willful misfeasance, bad faith, gross negligence, reckless disregard of its duties hereunder or violation of applicable law.  Notwithstanding any other provision in the sub-advisory agreement, the Dunham & Associates Investment Counsel, Inc., in addition to its other indemnification obligations hereunder, will indemnify the Dunham & Associates Investment Counsel, Inc., the Registrant and each Fund, and their respective affiliates and controlling persons for any liability and expenses, including reasonable attorneys’ fees, to which they may be subjected as a result of their reliance upon and use of the historical performance calculations provided by the respective sub-adviser concerning the sub-adviser’s composite account data or historical performance information on similarly managed investment companies or accounts, except  that the Dunham & Associates Investment Counsel, Inc., the Registrant and each Fund and their respective affiliated persons and control persons shall not be indemnified for a loss or expense resulting from their negligence or willful misconduct in using such numbers.

Item 26. Activities of Investment Adviser.

Certain information pertaining to the business and other connections of Dunham & Associates Investment Counsel, Inc., the Adviser to the Dunham Funds, is hereby incorporated herein by reference to the section of Prospectus captioned “Management of the Fund” and to the section of the Statement of Additional Information captioned “Investment Management and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of Dunham & Associates Investment Counsel, Inc. is incorporated by reference to Form ADV filed by Dunham & Associates Investment Counsel, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-25803).

See “Management of the Funds, Sub-Advisers” in the Prospectus and  ”Investment Management and Other Services” in the Statement of Additional Information regarding the business of the sub-advisers to the Dunham Funds.  For information as to the business, profession vocation or employment of a substantial nature of each of the officers and directors of the sub-advisers, reference is made to the Form ADV of SCM Advisors, LLC ( File No. 801-51559);  the Form ADV of Ten Asset Management, Inc. (File No.801 -63945 ); Calamos® Advisors, LLC (File No.801-29688); the Form ADV of C.S. McKee, L.P. (File No.801-60927); the Form ADV of Denver Investment Advisors LLC (File No. 801-47933); the Form ADV of Rigel Capital, LLC . (File No.801- 62266 ); the Form ADV of Van Eck Associates Corp . (File No. 801-21340); the Form ADV of Pier Capital, LLC (File No.801-63390); the Form ADV of Neuberger Berman Management Inc. (File No. 801-58155); the Form ADV of PENN Capital Management Co. , Inc. (File No. 801-31452 ); and the Form ADV of Westchester Capital Management, Inc. (File No. 801-15556 ).

Item 27. Principal Underwriter.

(a)  Dunham & Associates Investment Counsel, Inc. is the principal underwriter of the Registrant only.

(b)  Dunham & Associates Investment Counsel, Inc. is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  The principal business address of Dunham & Associates Investment Counsel, Inc. is 10251 Vista Sorrento Parkway, Suite 200 San Diego, CA 92121.   To the best of Registrant’s knowledge, the following are the officers of Dunham & Associates Investment Counsel, Inc.:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Jeffrey A. Dunham	President and Chief Executive Officer	Trustee, Chairman, President and Principal Executive Officer
Denise S. Iverson	Chief Financial Officer	Treasurer and Principal Financial Officer
Hilarey Findeisen	Director of Operations	Secretary
James Kearny	Chief Compliance Officer	None
William Brims	Director of IT	None
Salvatore M. Capizzi	Chief Sales and Marketing Officer	None
Kurt R. Nunez	Director of Client Services	None

(c)  Not Applicable.

Item 28. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant and the Transfer Agent at 450 Wireless Blvd., Hauppauge, New York 11788, except that all records relating to the activities of the Fund’s Custodian are maintained at the office of the Custodian, Citibank, N.A., One Sansome Street, 25th Floor, San Francisco, California 94104.

Item 29. Management Services. Not applicable.

Item 30. Undertakings.  The Registrant hereby undertakes that it will not commence the public offering of its shares until it has completed the contemplated reorganization of certain series of the AdvisorOne Funds (the “Predecessor Funds”), and the Registrant has a net worth of at least  $100,000 as required by Section 14 of the Investment Company Act of 1940, as amended.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 17th day of September, 2008.

DUNHAM FUNDS

By: /s/JoAnn M. Strasser

     JoAnn M. Strasser

     Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities indicated on the 17th day of September, 2008.

Signature

    Title

Jeffrey A. Dunham*

    Trustee, President and Principal Executive

    Officer

Denise S. Iverson*

     Treasurer and Principal Financial Officer

Timothy M. Considine*

    Trustee

Henry R. Goldstein*

   Trustee

Paul A. Rosinack*

    Trustee

*By: /s/JoAnn M. Strasser

      JoAnn M. Strasser

      Attorney-in-Fact

      September 17 , 2008